SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 0.9%
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	$321,204	$ 327,911
	Total U.S. Treasury Securities (Cost $321,448)		327,911
	U.S. Government Agencies — 0.4%
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	8,798	8,821
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	0.587% (LIBOR 3 Month + 0.35%) due 4/15/2025	45,000	45,435
[b]	1.70% due 12/20/2022	20,000	20,118
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	11,351	12,143
	Series 2009-20E Class 1, 4.43% due 5/1/2029	37,521	40,501
	Total U.S. Government Agencies (Cost $122,982)		127,018
	Mortgage Backed — 8.6%
[a,c]	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.674% due 7/27/2048	32,753	33,082
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.763% due 4/25/2048	46,392	46,870
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	61,057	62,791
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	64,406	65,870
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	55,305	56,993
	COMM Mortgage Trust,
	Series 2014-CR15 Class A2, 2.928% due 2/10/2047	236,007	236,735
	Series 2014-LC17 Class A3, 3.723% due 10/10/2047	60,000	61,019
	Series 2016-COR1 Class A2, 2.499% due 10/10/2049	385,000	389,193
	Series 2016-DC2 Class A1, 1.82% due 2/10/2049	3,050	3,052
[a,c]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	17,294	17,332
[a,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 1.491% (LIBOR 1 Month + 1.35%) due 7/12/2044	928	928
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Pool G15523, 2.50% due 8/1/2025	46,024	48,066
	Series K020 Class A1, 1.573% due 1/25/2022	16,647	16,679
	Series K036 Class A1, 2.777% due 4/25/2023	92,212	94,546
	Series K717 Class A2, 2.991% due 9/25/2021	98,100	98,703
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 0.509% (LIBOR 1 Month + 0.35%) due 11/15/2040	57,404	57,569
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	48,367	51,249
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	34,149	35,923
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	137,070	143,632
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	285	284
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AS7323, 2.50% due 6/1/2031	232,603	247,300
	Pool AS8538, 2.50% due 12/1/2026	121,879	127,321
	Pool FM1126, 3.00% due 3/1/2033	45,296	48,128
	Pool MA3557, 4.00% due 1/1/2029	87,298	92,788
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	43,887	44,538
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	71,017	73,859
[a,c]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	59,316	59,719
[a,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	67,796	68,782
	Government National Mtg Assoc., Series 2013-55 Class AB, 1.579% due 12/16/2042	92,927	93,354
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.766% due 6/25/2048	36,766	36,766
[a,c]	Series 2019-1 Class A1, 3.454% due 1/25/2059	43,857	44,173
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A6, 3.00% due 5/25/2047	10,193	10,238
[a,c]	Series 2017-6 Class A5, 3.50% due 12/25/2048	14,725	14,774
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	201,396	215,889
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 1.65% (LIBOR 1 Month + 1.50%) due 6/25/2057	34,370	34,777
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	72,185	73,302
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.677% due 6/1/2058	31,781	31,781
[a,c]	Series 2018-3 Class A1, 4.108% due 10/25/2058	102,827	105,448
[a,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	84,856	86,768
	WFRBS Commercial Mortgage Trust, Series 2013-C14, 2.977% due 6/15/2046	102,527	104,871

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Total Mortgage Backed (Cost $3,068,710)		3,135,092
	Asset Backed Securities — 53.4%
	Auto Receivables — 16.8%
	ACC Trust,
[c]	Series 2019-2 Class A, 2.82% due 2/21/2023	$ 40,665	$ 40,855
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	161,306	166,369
	Ally Auto Receivables Trust,
	Series 2017-4 Class A4, 1.96% due 7/15/2022	122,664	122,978
	Series 2018-2 Class A3, 2.92% due 11/15/2022	48,306	48,657
	American Credit Acceptance Receivables Trust,
[c]	Series 2018-2 Class C, 3.70% due 7/10/2024	20,366	20,447
[c]	Series 2019-2 Class B, 3.05% due 5/12/2023	192,162	192,765
[c]	Series 2020-1 Class A, 1.89% due 4/13/2023	43,894	44,049
[c]	Series 2020-4 Class A, 0.53% due 3/13/2024	348,536	348,827
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	153,535	155,326
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	158,746	160,216
[c]	Bank of The West Auto Trust, Series 2019-1 Class A2, 2.40% due 10/17/2022	37,988	38,079
	CarMax Auto Owner Trust, Series 2018-3 Class A3, 3.13% due 6/15/2023	164,232	166,984
	CarNow Auto Receivables Trust,
[c]	Series 2019-1A Class A, 2.72% due 11/15/2022	26,700	26,892
[c]	Series 2020-1A Class A, 1.76% due 2/15/2023	201,689	202,886
[c]	Carvana Auto Receivables Trust, Series 2020-N1A Class A, 1.53% due 1/16/2024	95,462	95,782
[c]	CIG Auto Receivables Trust, Series 2020-1A Class A, 0.68% due 10/12/2023	130,353	130,416
	CPS Auto Receivables Trust,
[c]	Series 2019-A Class B, 3.58% due 12/16/2024	58,675	58,999
[c]	Series 2019-D Class A, 2.17% due 12/15/2022	21,498	21,552
[c]	Series 2020-A Class A, 2.09% due 5/15/2023	137,360	138,106
[c]	CPS Auto Trust, Series 2017-A Class D, 4.61% due 12/15/2022	125,575	127,485
	Drive Auto Receivables Trust, 3.66% due 11/15/2024	56,478	56,947
[c]	Exeter Automobile Receivables Trust, Series 2020-1A Class A, 2.05% due 6/15/2023	74,533	74,811
[c]	FHF Trust, Series 2020-1A Class A, 2.59% due 12/15/2023	157,274	158,334
	Fifth Third Auto Trust, Series 2017-1 Class A4, 2.03% due 7/15/2024	70,738	70,935
	Flagship Credit Auto Trust,
[c]	Series 2017-1 Class C, 3.22% due 5/15/2023	66,239	66,399
[c]	Series 2018-4 Class A, 3.41% due 5/15/2023	87,051	87,711
	Foursight Capital Automobile Receivables Trust,
[c]	Series 2017-1 Class B, 3.05% due 12/15/2022	43,442	43,581
[c]	Series 2019-1 Class A2, 2.58% due 3/15/2023	20,753	20,810
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	24,623	24,861
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	149,604	151,063
[c]	Series 2020-3A Class A, 0.69% due 10/16/2023	53,059	53,166
[c]	GLS Auto Receivables Trust, Series 2019-1A Class A, 3.37% due 1/17/2023	4,439	4,454
	GM Financial Automobile Leasing Trust,
	Series 2019-1 Class A3, 2.98% due 12/20/2021	102,449	102,800
	Series 2019-1 Class A4, 3.08% due 12/20/2022	271,000	273,676
	Honda Auto Receivables Owner Trust, Series 2018-3 Class A3, 2.95% due 8/22/2022	37,006	37,398
[a,c]	Navistar Financial Dealer Note Master Trust, Series 2020-1 Class A, 1.098% (LIBOR 1 Month + 0.95%) due 7/25/2025	123,000	124,475
	NextGear Floorplan Master Owner Trust,
[a,c]	Series 2018-1A Class A1, 0.799% (LIBOR 1 Month + 0.64%) due 2/15/2023	150,000	150,072
[c]	Series 2018-1A Class A2, 3.22% due 2/15/2023	375,000	376,125
[c]	Series 2018-2A Class A2, 3.69% due 10/15/2023	100,000	102,569
	Nissan Auto Receivables Owner Trust, Series 2017-A Class A4, 2.11% due 5/15/2023	22,600	22,673
[c]	Octane Receivables Trust, Series 2019-1A Class A, 3.16% due 9/20/2023	209,195	211,818
[b,c]	OSCAR US Funding Trust, Series 2018-1A Class A3, 3.23% due 5/10/2022	47,876	48,058
[b,c]	Oscar US Funding Trust XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	100,000	102,218
	Santander Drive Auto Receivables Trust, Series 2019-3 Class A3, 2.16% due 11/15/2022	11,470	11,488
[c]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90% due 12/15/2022	89,814	90,186
[c]	TCF Auto Receivables Owner Trust, Series 2016-PT1A Class B, 2.92% due 10/17/2022	65,325	65,369
	Tesla Auto Lease Trust,
[c]	Series 2019-A Class A2, 2.13% due 4/20/2022	67,463	68,037
[c]	Series 2020-A Class A2, 0.55% due 5/22/2023	241,852	241,715
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	4,922	4,929

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	United Auto Credit Securitization Trust,
[c]	Series 2018-2 Class D, 4.26% due 5/10/2023	$271,160	$ 272,873
[c]	Series 2020-1 Class A, 0.85% due 5/10/2022	150,814	151,002
[c]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	142,932	144,964
[c]	Westlake Automobile Receivables Trust, Series 2020-3A Class A1, 0.207% due 10/15/2021	198,187	198,158
	World Omni Automobile Lease Securitization Trust, Series 2018-B Class B, 3.43% due 3/15/2024	175,000	177,218
			6,098,563
	Credit Card — 5.4%
[a]	Barclays Dryrock Issuance Trust, Series 2018-1 Class A, 0.489% (LIBOR 1 Month + 0.33%) due 7/15/2024	250,000	250,422
[a]	Capital One Multi-Asset Execution Trust, Series 2016-A2 Class A2, 0.789% (LIBOR 1 Month + 0.63%) due 2/15/2024	350,000	350,580
[a]	Discover Card Execution Note Trust, Series 2018-A3 Class A3, 0.389% (LIBOR 1 Month + 0.23%) due 12/15/2023	345,000	345,284
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	220,000	222,450
	Genesis Private Label Amortizing Trust,
[c]	Series 2020-1 Class A, 2.08% due 7/20/2030	48,254	48,335
[c]	Series 2020-1 Class B, 2.83% due 7/20/2030	100,000	100,611
	Genesis Sales Finance Master Trust,
[c]	Series 2019-AA Class A, 4.68% due 8/20/2023	200,000	200,904
[c]	Series 2019-AA Class B, 5.42% due 8/20/2023	150,000	150,675
	World Financial Network Credit Card Master Trust, Series 2018-A Class A, 3.07% due 12/16/2024	295,000	295,874
			1,965,135
	Other Asset Backed — 25.4%
	Freed ABS Trust,
[c]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	119,101	119,764
[c]	Series 2019-1 Class B, 3.87% due 6/18/2026	74,642	75,449
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	51,421	51,629
[c]	Series 2020-2CP Class A, 4.52% due 6/18/2027	76,788	77,738
[c]	Series 2020-3FP Class A, 2.40% due 9/20/2027	94,985	95,411
[c]	Amur Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	72,741	74,249
[c]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	92,273	93,258
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	62,437	64,013
[c]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	77,162	78,581
[a,c]	Bayview Opportunity Master Fund, Series 2017-RT3 Class A, 3.50% due 1/28/2058	47,115	47,690
[a,c]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	69,102	70,323
[c]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	132,060	133,448
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	2,774	2,777
[c]	BCC Funding XVII, LLC, Series 2020-1 Class A1, 0.31% due 10/20/2021	380,801	380,649
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	33,503	34,163
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	116,880	117,645
[c]	Series 2019-B Class A, 2.66% due 6/17/2024	22,656	22,684
[c]	Series 2020-A Class A, 1.71% due 6/16/2025	242,722	242,987
[c]	Consumer Lending Receivables Trust, Series 2019-A Class A, 3.52% due 4/15/2026	12,657	12,710
[c]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class A, 2.26% due 3/15/2028	79,174	79,500
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	773	774
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	7,879	7,906
	Dell Equipment Finance Trust,
[c]	Series 2018-1 Class B, 3.34% due 6/22/2023	240,000	241,895
[c]	Series 2020-1 Class A1, 1.983% due 5/21/2021	31,960	31,981
[c]	Series 2020-1 Class A2, 2.26% due 6/22/2022	100,000	101,150
[c]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	187,221	187,696
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	121,547	125,464
[c]	DLL Securitization Trust, Series 2017-A Class A4, 2.43% due 11/17/2025	270,970	272,977
	DLL, LLC,
[c]	Series 2018-ST2 Class A3, 3.46% due 1/20/2022	50,178	50,435
[c]	Series 2019-MA2 Class A2, 2.27% due 5/20/2022	50,857	50,963
[a,c]	Finance of America HECM Buyout, Series 2020-HB1 Class A, 2.012% due 2/25/2030	128,335	129,180
	Foundation Finance Trust,
[c]	Series 2016-1A Class A, 3.96% due 6/15/2035	17,619	17,838
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	23,763	24,265
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	77,472	80,262
[a,c]	Gracie Point International Funding, Series 2020-B Class A, 1.527% (LIBOR 1 Month + 1.40%) due 5/2/2023	100,000	99,996
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	107,780	110,803

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Lendingpoint Asset Securitization Trust,
[c]	Series 2019-2 Class A, 3.071% due 11/10/2025	$ 17,092	$ 17,101
[c]	Series 2020-1 Class A, 2.512% due 2/10/2026	54,818	54,912
	LL ABS Trust,
[c]	Series 2019-1A Class A, 2.87% due 3/15/2027	86,448	86,915
[c]	Series 2020-1A Class A, 2.33% due 1/17/2028	168,923	170,052
[c]	Mariner Finance Issuance Trust, Series 2018-AA Class A, 4.20% due 11/20/2030	258,179	264,373
	Marlette Funding Trust,
[c]	Series 2019-2A Class A, 3.13% due 7/16/2029	70,711	71,285
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	76,056	76,591
[c]	Series 2020-1A Class B, 2.38% due 3/15/2030	150,000	151,870
[c]	Series 2020-2A Class A, 1.02% due 9/16/2030	69,750	69,915
	MMAF Equipment Finance, LLC,
[c]	Series 2014-AA Class A5, 2.33% due 12/8/2025	232,456	235,772
[c]	Series 2017-AA Class A4, 2.41% due 8/16/2024	449,236	453,911
[c]	Series 2018-A Class A3, 3.20% due 9/12/2022	83,469	84,301
	Nationstar HECM Loan Trust,
[a,c]	Series 2019-1A Class A, 2.651% due 6/25/2029	38,169	38,228
[a,c]	Series 2020-1A Class A1, 1.269% due 9/25/2030	93,750	93,845
[c]	Oportun Funding, LLC, Series 2020-1 Class A, 2.20% due 5/15/2024	222,368	223,302
[c]	Pagaya AI Debt Selection Trust, Series 2020-3 Class A, 2.10% due 5/17/2027	190,000	190,895
[c]	Pawnee Equipment Receivables, LLC, Series 2019-1 Class A2, 2.29% due 10/15/2024	129,920	131,641
	PFS Financing Corp.,
[c]	Series 2018-B Class A, 2.89% due 2/15/2023	100,000	100,208
[c]	Series 2018-F Class A, 3.52% due 10/15/2023	350,000	358,750
[a,c]	Series 2019-B Class A, 0.709% (LIBOR 1 Month + 0.55%) due 9/15/2023	250,000	250,284
	PSNH Funding, LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	59,499	61,910
[c]	Regional Management Issuance Trust, Series 2018-2 Class A, 4.56% due 1/18/2028	250,000	252,078
	SCF Equipment Leasing, LLC,
[c]	Series 2017-2A Class A, 3.41% due 12/20/2023	20,231	20,358
[c]	Series 2018-1A Class A2, 3.63% due 10/20/2024	20,543	20,566
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	81,077	81,765
	Small Business Lending Trust,
[c]	Series 2019-A Class A, 2.85% due 7/15/2026	27,760	27,685
[c]	Series 2020-A Class A, 2.62% due 12/15/2026	130,915	130,207
[c]	SoFi Consumer Loan Program Trust, Series 2019-2 Class A, 3.01% due 4/25/2028	34,474	34,822
	SoFi Consumer Loan Program, LLC,
[c]	Series 2017-4 Class A, 2.50% due 5/26/2026	25,051	25,133
[c]	Series 2017-6 Class A2, 2.82% due 11/25/2026	421,259	422,971
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	17,548	17,587
[c]	Theorem Funding Trust, Series 2020-1A Class A, 2.48% due 10/15/2026	126,018	126,852
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	35,370	36,057
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	60,808	63,651
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	186,393	196,464
[a,c]	Series 2019-HY2 Class 1, 1.148% (LIBOR 1 Month + 1.00%) due 5/25/2058	107,087	107,792
[c]	Upstart Pass-Through Trust, Series 2020-ST3 Class A, 3.35% due 4/20/2028	78,663	80,047
	Upstart Securitization Trust,
[c]	Series 2019-1 Class B, 4.19% due 4/20/2026	82,056	82,394
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	60,924	61,263
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	150,000	153,157
[c]	Series 2019-3 Class A, 2.684% due 1/21/2030	138,417	139,271
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	150,000	154,278
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	138,627	139,292
[c]	Verizon Owner Trust, Series 2018-1A Class A1A, 2.82% due 9/20/2022	51,229	51,458
	Volvo Financial Equipment, LLC,
[c]	Series 2017-1A Class A4, 2.21% due 11/15/2021	52,481	52,506
[c]	Series 2019-1A Class A2, 2.90% due 11/15/2021	7	7
[c]	VSE VOI Mortgage, LLC, Series 2016-A Class A, 2.54% due 7/20/2033	178,356	178,790
			9,250,765
	Student Loan — 5.8%
[a,c]	Earnest Student Loan Program, LLC, Series 2016-B Class A1, 2.20% (LIBOR 1 Month + 2.05%) due 2/26/2035	144,647	145,415

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Navient Private Education Loan Trust,
[a,c]	Series 2014-AA Class A2B, 1.409% (LIBOR 1 Month + 1.25%) due 2/15/2029	$369,054	$ 370,842
[a,c]	Series 2017-A Class A2B, 1.059% (LIBOR 1 Month + 0.90%) due 12/16/2058	115,980	116,214
[c]	Navient Private Education Refi Loan Trust, Series 2019-FA Class A1, 2.18% due 8/15/2068	13,292	13,303
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 0.90% (LIBOR 1 Month + 0.75%) due 3/25/2066	52,309	52,393
[a,c]	Series 2017-1A Class A2, 0.898% (LIBOR 1 Month + 0.75%) due 7/26/2066	141,558	141,774
[a,c]	Series 2019-1A Class A1, 0.478% (LIBOR 1 Month + 0.33%) due 12/27/2067	8,403	8,397
[a,c]	Series 2019-D Class A1, 0.559% (LIBOR 1 Month + 0.40%) due 12/15/2059	13,924	13,923
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 0.948% (LIBOR 1 Month + 0.80%) due 12/26/2033	122,436	122,203
[a,c]	Series 2015-3A Class A2, 0.75% (LIBOR 1 Month + 0.60%) due 2/27/2051	47,781	47,560
[a,c]	Series 2016-A Class A1A, 1.90% (LIBOR 1 Month + 1.75%) due 12/26/2040	25,031	25,159
[a,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.698% (LIBOR 1 Month + 0.55%) due 5/25/2057	21,566	21,282
[a,c]	SLM Private Education Loan Trust, Series 2014-A Class A3, 1.659% (LIBOR 1 Month + 1.50%) due 3/15/2032	193,270	193,755
	SLM Student Loan Trust,
[a]	Series 2006-9 Class A5, 0.315% (LIBOR 3 Month + 0.10%) due 1/26/2026	12,431	12,428
[a]	Series 2011-2 Class A1, 0.748% (LIBOR 1 Month + 0.60%) due 11/25/2027	53,987	54,015
[a]	Series 2013-4 Class A, 0.698% (LIBOR 1 Month + 0.55%) due 6/25/2043	32,012	31,597
[a]	Series 2013-6 Class A3, 0.798% (LIBOR 1 Month + 0.65%) due 6/25/2055	198,224	196,797
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A2B, 1.159% (LIBOR 1 Month + 1.00%) due 6/15/2027	59,822	59,954
[a,c]	Series 2015-B Class A2B, 1.359% (LIBOR 1 Month + 1.20%) due 7/15/2027	68,270	68,522
[a,c]	Series 2016-B Class A2B, 1.609% (LIBOR 1 Month + 1.45%) due 2/17/2032	180,206	182,166
[a,c]	Series 2019-B Class A1, 0.509% (LIBOR 1 Month + 0.35%) due 7/15/2026	70,574	70,562
[a,c]	Series 2020-A Class A1, 0.459% (LIBOR 1 Month + 0.30%) due 3/15/2027	108,151	108,001
	SoFi Professional Loan Program, LLC,
[c]	Series 2016-B Class A2B, 2.74% due 10/25/2032	28,260	28,767
[a,c]	Series 2017-A Class A1, 0.848% (LIBOR 1 Month + 0.70%) due 3/26/2040	36,324	36,309
			2,121,338
	Total Asset Backed Securities (Cost $19,208,942)		19,435,801
	Corporate Bonds — 21.8%
	Automobiles & Components — 2.7%
	Automobiles — 2.1%
[c]	BMW US Capital, LLC, 2.95% due 4/14/2022	130,000	134,274
[a,c]	Daimler Finance North America, LLC, 1.121% (LIBOR 3 Month + 0.90%) due 2/15/2022	150,000	150,973
[c]	Hyundai Capital America, 3.95% due 2/1/2022	70,000	72,378
	Nissan Motor Acceptance Corp.,
[a,c]	0.737% (LIBOR 3 Month + 0.52%) due 3/15/2021	75,000	74,942
[a,c]	0.941% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	32,706
[b]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,499
	Toyota Motor Credit Corp.,
[a]	0.425% (SOFR + 0.34%) due 10/14/2022	250,000	250,225
[a]	0.77% (LIBOR 3 Month + 0.54%) due 1/8/2021	50,000	50,003
	Trading Companies & Distributors — 0.6%
[b,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	200,000	205,802
			989,802
	Banks — 2.0%
	Banks — 2.0%
[a,b,c]	ABN AMRO Bank N.V., 0.803% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	200,656
[a]	PNC Bank NA, 0.53% (LIBOR 3 Month + 0.33%) due 2/24/2023	250,000	250,378
	Santander Holdings USA, Inc., 4.45% due 12/3/2021	40,000	41,295
	Zions Bancorp N.A., 3.35% due 3/4/2022	250,000	257,115
			749,444
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
	Verisk Analytics, Inc., 5.80% due 5/1/2021	100,000	101,641
			101,641
	Consumer Durables & Apparel — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Household Durables — 0.6%
[b,c]	Panasonic Corp., 2.536% due 7/19/2022	$200,000	$ 205,632
			205,632
	Diversified Financials — 2.4%
	Consumer Finance — 0.7%
[a,c]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	250,000	251,127
	Diversified Financial Services — 1.6%
[a]	Citigroup, Inc., 0.956% (SOFR + 0.87%) due 11/4/2022	100,000	100,433
[a,b]	Deutsche Bank AG, 1.463% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	99,889
	Morgan Stanley,
[a]	0.782% (SOFR + 0.70%) due 1/20/2023	125,000	125,394
[a]	0.915% (SOFR + 0.83%) due 6/10/2022	35,000	35,105
[a,b,c]	UBS Group AG, 2.004% (LIBOR 3 Month + 1.78%) due 4/14/2021	200,000	200,938
	Insurance — 0.1%
[a,c]	AIG Global Funding, 0.685% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	50,095
			862,981
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	62,957
[a]	Occidental Petroleum Corp., 1.671% (LIBOR 3 Month + 1.45%) due 8/15/2022	70,000	68,505
			131,462
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
[b,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	170,000	175,525
			175,525
	Food, Beverage & Tobacco — 1.3%
	Beverages — 0.6%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	235,000	236,746
	Food Products — 0.7%
[a]	Campbell Soup Co., 0.847% (LIBOR 3 Month + 0.63%) due 3/15/2021	225,000	225,205
[a]	General Mills, Inc., 0.77% (LIBOR 3 Month + 0.54%) due 4/16/2021	20,000	20,025
			481,976
	Health Care Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
	Cigna Corp., 3.40% due 9/17/2021	175,000	178,754
			178,754
	Insurance — 2.5%
	Insurance — 2.5%
[b]	Enstar Group Ltd., 4.50% due 3/10/2022	50,000	51,768
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	60,904
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	106,541
	Jackson National Life Global Funding,
[a,c]	0.73% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	100,175
[c]	2.10% due 10/25/2021	100,000	101,484
[c]	MassMutual Global Funding II, 2.00% due 4/15/2021	200,000	200,972
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	75,000	77,225
[c]	3.85% due 9/19/2023	50,000	53,785
[b]	Willis Towers Watson plc, 5.75% due 3/15/2021	170,000	171,707
			924,561
	Materials — 0.1%
	Chemicals — 0.1%
[a]	Albemarle Corp., 1.271% (LIBOR 3 Month + 1.05%) due 11/15/2022	28,000	27,939
			27,939
	Media & Entertainment — 0.5%
	Media — 0.5%
[c]	Cox Communications, Inc., 3.25% due 12/15/2022	160,000	168,520

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
			168,520
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Pharmaceuticals — 0.3%
[a,b]	AstraZeneca plc, 0.887% (LIBOR 3 Month + 0.67%) due 8/17/2023	$ 65,000	$ 65,485
[b]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	43,000	43,535
			109,020
	Real Estate — 0.3%
	Equity Real Estate Investment Trusts — 0.3%
[c]	SBA Tower Trust, 2.836% due 1/15/2025	100,000	106,139
			106,139
	Telecommunication Services — 1.2%
	Wireless Telecommunication Services — 1.2%
	Sprint Communications, Inc., 9.25% due 4/15/2022	400,000	441,608
			441,608
	Transportation — 0.1%
	Road & Rail — 0.1%
[c]	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.65% due 7/29/2021	35,000	35,545
			35,545
	Utilities — 6.2%
	Electric Utilities — 5.9%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	42,000	45,018
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	150,000	153,952
[a]	Consolidated Edison Co. of New York, Inc., Series C, 0.625% (LIBOR 3 Month + 0.40%) due 6/25/2021	165,000	165,279
[a]	Dominion Energy, Inc., Series D, 0.747% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	225,225
[a]	Duke Energy Florida, LLC, Series A, 0.482% (LIBOR 3 Month + 0.25%) due 11/26/2021	165,000	165,262
	Eversource Energy, 2.50% due 3/15/2021	195,000	195,466
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	185,000	185,464
	PNM Resources, Inc., 3.25% due 3/9/2021	165,000	165,777
[a]	PPL Electric Utilities Corp., 0.501% (LIBOR 3 Month + 0.25%) due 9/28/2023	200,000	200,116
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	52,111
[a]	Southern California Edison Co., Series D, 0.501% (LIBOR 3 Month + 0.27%) due 12/3/2021	190,000	190,036
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	190,415
	Virginia Electric & Power Co., 2.95% due 1/15/2022	205,000	209,215
	Gas Utilities — 0.3%
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	100,000	101,358
			2,244,694
	Total Corporate Bonds (Cost $7,820,011)		7,935,243
	LONG-TERM MUNICIPAL BONDS — 0.9%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	50,000	50,142
	2.474% due 3/1/2022	50,000	51,150
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	31,126
	2.631% due 6/15/2024	25,000	26,365
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	122,807
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	20,000	21,034
	4.00% due 9/15/2021	20,000	20,512
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $315,093)		323,136
	Short-Term Investments — 11.3%
[d]	Thornburg Capital Management Fund	411,907	4,119,072
	Total Short-Term Investments (Cost $4,119,072)		4,119,072
	Total Investments — 97.3% (Cost $34,976,258)		$35,403,273

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 2.7%		964,771
Net Assets — 100.0%		$36,368,044

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $20,634,635, representing 56.74% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$7,005,333	$11,685,133	$(14,571,394)	$-	$-	$4,119,072	$1,584